REVENUE FROM CONTRACTS WITH CUSTOMERS - Disaggregation of revenue (Details) - CAD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total Company	$ 2,972,932	$ 2,533,288
Life Sciences
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total Company	1,521,973	1,471,797
Consumer Products
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total Company	553,002	335,690
Food & Beverage
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total Company	498,749	416,879
Energy
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total Company	226,658	123,951
Transportation
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total Company	172,550	184,971
Goods and services transferred at a point in time
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total Company	647,040	571,026
Goods and services transferred over time
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total Company	$ 2,325,892	$ 1,962,262